Average Annual Total Returns - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIP Investment Grade Bond Portfolio	Apr. 30, 2025
VIP Investment Grade Bond Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	1.75%
Past 5 years	0.41%
Past 10 years	1.89%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%